Short Term Loan (Tables)	12 Months Ended
Dec. 31, 2022
Short Term Loan [Abstract]
Schedule of composition	Composition:
	December 31,
	2022	2021
	USD in thousands
Short-term loan (1)-(6)	13,417	10,195
Accrued interest	15	-
Current maturities of long-term loan	-	1,084
	13,432	11,279
(1)	Loan received in July 2020, by Comsec Ltd (fully owned subsidiary), with an original principal amount of NIS 5,000 thousand (USD 1,452 thousand), bearing annual interest of 6.25% and repayable in 24 instalments from July 2022. As of December 31, 2022 the remaining principal amount is USD 1,258 thousand.
(2)	Loan received in September 2021, by Comsec Ltd (fully owned subsidiary), with an original principal amount of NIS 980 thousand (USD 309 thousand), unlinked and bearing annual interest of Prime (Bank of Israel intrabank) + 1.5%. As of December 31, 2022 the remaining principal amount is USD 184 thousand.
(3)	Loan received in September 2021, by Comsec Ltd (fully owned subsidiary), with an original principal amount of NIS 6,000 thousand (USD 1,934 thousand) and repayable in two annual instalments from September 2023, linked and bearing annual interest of Prime (Bank of Israel intrabank plus 1.5%) + 1.95%. As of December 31, 2022 the remaining principal amount is USD 1,705 thousand.
(4)	Loan received in August 2022, by Aginix, with an original principal amount of NIS 500 thousand (USD 151 thousand) and repayable in 12 instalments from September 2022. The loan bearing interest of Prime + 4.85%. As of December 31, 2022 the remaining principal amount is USD 95 thousand.
(5)	On-call loans received by Comsec, in an aggregate principal amount of NIS 34,106 thousand (USD 9,692 thousand). As of December 31, 2022 the remaining principal amount is USD 9,690 thousand.
(6)	Loan received on December 15, 2022 , by Comsec Ltd (fully owned subsidiary), with an original principal amount of NIS 1,708 thousand (USD 500 thousand), bearing interest of 8.75% and repayable in 1 instalment on February 2023. As of December 31, 2022 the remaining principal amount is USD 485 thousand.